Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposition and properties held for sale
The amount of revenues and expenses for these office properties reported in discontinued operations for the years ended December 31, 2012, 2011 and 2010 is as follows (in thousands):

	Year Ended December 31
	2012	2011	2010
Statement of Operations:
Revenues
Income from office and parking properties	$24,007	$146,972	$173,505
	24,007	146,972	173,505
Expenses
Office and parking properties:
Operating expenses	10,853	66,116	74,677
Management company expense	350	288	380
Interest expense	5,575	30,989	35,927
Gain on extinguishment of debt	(1,494)	(7,635)	—
Non-cash expense on interest rate swap	(215)	2,338	—
Depreciation and amortization	4,275	58,021	67,270
Impairment loss	3,500	189,940	4,120
	22,844	340,057	182,374
Other Income/Expenses
Equity in loss of unconsolidated joint ventures	(19)	—	—

Income (loss) from discontinued operations	1,144	(193,085)	(8,869)
Gain on sale of real estate from discontinued operations	12,939	17,825	8,518
Total discontinued operations per Statement of Operations	14,083	(175,260)	(351)
Net income (loss) attributable to noncontrolling interest from discontinued operations	(4,184)	75,836	7,221
Total discontinued operations – Parkway's Share	$9,899	$(99,424)	$6,870
All current and prior period income from the following office property dispositions are included in discontinued operations for the years ended December 31, 2012, 2011 and 2010 (in thousands).

Office Property	Location	Square Feet	Date of Sale	Net Sales Price	Net Book Value of Real Estate	Gain on Sale	Impairment Loss
One Park Ten	Houston, TX	163	4/15/2010	$14,924	$6,406	$8,518	$—
2010 Dispositions		163		$14,924	$6,406	$8,518	$—
							—
233 North Michigan	Chicago, IL	1,070	5/11/2011	$156,546	$152,254	$4,292	$—
Greenbrier I & II	Hampton Roads, VA	172	7/19/2011	16,275	15,070	1,205	—
Glen Forest	Richmond, VA	81	8/16/2011	8,950	7,880	1,070	—
Tower at 1301 Gervais (1)	Columbia, SC	298	9/8/2011	18,421	18,421	—	6,147
Wells Fargo	Houston, TX	134	12/9/2011	—	—	—	11,561
Fund I Assets	Various	1,956	12/31/2011	255,725	244,467	11,258	68,513
2011 Dispositions		3,711		$455,917	$438,092	$17,825	$86,221

Falls Pointe	Atlanta, GA	107	1/6/2012	$5,824	$4,467	$1,357	$—
111 East Wacker	Chicago, IL	1,013	1/9/2012	153,240	153,237	3	19,050
Renaissance Center	Memphis, TN	189	3/1/2012	27,661	24,629	3,032	9,200
Non-Core Assets (2)	Various	1,932	Various	125,486	122,157	3,329	51,889
Overlook II	Atlanta, GA	260	4/30/2012	29,467	28,689	778	10,500
Wink	New Orleans, LA	32	6/8/2012	705	803	(98)	—
Ashford Center/ Peachtree Ridge	Atlanta, GA	321	7/1/2012	29,440	28,148	1,292	17,200
Sugar Grove	Houston, TX	124	10/23/2012	10,303	7,057	3,246	—
2012 Dispositions		3,978		$382,126	$369,187	$12,939	$107,839

Office Property	Location	Square Feet	Date of Sale	Gross Sales Price
2013 Dispositions
Atrium at Stoneridge	Columbia, SC	108	3/20/2013	$3,050
Waterstone	Atlanta, GA	93	7/10/2013	3,400
Meridian	Atlanta, GA	97	7/10/2013	6,800
Bank of America Plaza	Nashville, TN	436	7/17/2013	42,800
		734		$56,050

(1)	During 2010 and 2011, the Company recognized non-cash impairment losses on this property of $3.4 million and $2.7 million, respectively.

(2)	During 2010 and 2011, the Company recognized non-cash impairment losses associated with these properties of $640,000 and $51.2 million, respectively.